Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
CTIVP - Principal Blue Chip Growth Fund Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – Principal Blue Chip Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – Principal Blue Chip Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, industrials, consumer staples and communication services sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweights to the consumer staples, consumer discretionary and health care sectors positively impacted relative performance.
Individual holdings
| Positions in Netflix, Inc., an entertainment services provider, KKR & Co., Inc., an investment firm and Progressive Corp., an insurance holding company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, health care and real estate sectors detracted from the Fund’s relative results during the annual period.
Allocations
| An underweight to the information technology sector and overweights to the industrials and real estate sectors detracted from relative performance.
Individual holdings
| Relative underweights to NVIDIA Corp., a designer and manufacturer of computer graphics processors, and Broadcom, Inc., a semiconductor technology company, were among the top detractors. A relative overweight to Adobe, Inc., a digital marketing and media solutions company, also detracted during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	21.42	13.79	14.34
Russell 1000 ® Growth Index	33.36	18.96	16.78
Russell 1000 ® Index (b)	24.51	14.28	12.87
(a)
The Fund’s performance prior to May 2022 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2022 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,034,289,858
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 15,076,729
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,034,289,858
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$ 15,076,729
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
Microsoft Corp.	11.6%
Amazon.com, Inc.	9.4%
Alphabet, Inc., Class A	5.5%
Brookfield Corp.	5.0%
MasterCard, Inc., Class A	4.8%
TransDigm Group, Inc.	4.7%
Netflix, Inc.	4.6%
Visa, Inc., Class A	4.6%
Progressive Corp. (The)	3.7%
Intuit, Inc.	3.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	11.6%
Amazon.com, Inc.	9.4%
Alphabet, Inc., Class A	5.5%
Brookfield Corp.	5.0%
MasterCard, Inc., Class A	4.8%
TransDigm Group, Inc.	4.7%
Netflix, Inc.	4.6%
Visa, Inc., Class A	4.6%
Progressive Corp. (The)	3.7%
Intuit, Inc.	3.6%

CTIVP - Principal Blue Chip Growth Fund Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – Principal Blue Chip Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CTIVP ® – Principal Blue Chip Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, industrials, consumer staples and communication services sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweights to the consumer staples, consumer discretionary and health care sectors positively impacted relative performance.
Individual holdings
| Positions in Netflix, Inc., an entertainment services provider, KKR & Co., Inc., an investment firm and Progressive Corp., an insurance holding company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, health care and real estate sectors detracted from the Fund’s relative results during the annual period.
Allocations
| An underweight to the information technology sector and overweights to the industrials and real estate sectors detracted from relative performance.
Individual holdings
| Relative underweights to NVIDIA Corp., a designer and manufacturer of computer graphics processors, and Broadcom, Inc., a semiconductor technology company, were among the top detractors. A relative overweight to Adobe, Inc., a digital marketing and media solutions company, also detracted during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	21.12	13.51	14.06
Russell 1000 ® Growth Index	33.36	18.96	16.78
Russell 1000 ® Index (b)	24.51	14.28	12.87
(a)
The Fund’s performance prior to May 2022 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2022 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,034,289,858
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 15,076,729
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,034,289,858
Total number of portfolio holdings	41
Management services fees (represents 0.66% of Fund average net assets)	$ 15,076,729
Portfolio turnover for the reporting period	14%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfoli
o co
mposition is subject to change.
Top Holdings
Microsoft Corp.	11.6%
Amazon.com, Inc.	9.4%
Alphabet, Inc., Class A	5.5%
Brookfield Corp.	5.0%
MasterCard, Inc., Class A	4.8%
TransDigm Group, Inc.	4.7%
Netflix, Inc.	4.6%
Visa, Inc., Class A	4.6%
Progressive Corp. (The)	3.7%
Intuit, Inc.	3.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	11.6%
Amazon.com, Inc.	9.4%
Alphabet, Inc., Class A	5.5%
Brookfield Corp.	5.0%
MasterCard, Inc., Class A	4.8%
TransDigm Group, Inc.	4.7%
Netflix, Inc.	4.6%
Visa, Inc., Class A	4.6%
Progressive Corp. (The)	3.7%
Intuit, Inc.	3.6%